Segment Information	6 Months Ended
Jun. 30, 2020
Segment Reporting [Abstract]
Segment Information
(10)	Segment Information

The Company operates in three reportable segments: Container Ownership, Container Management and Container Resale. The following tables show segment information for the three and six months ended June 30, 2020 and 2019, reconciled to the Company’s income before income taxes and noncontrolling interests as shown in its condensed consolidated statements of comprehensive income:

	Container	Container	Container
Three Months Ended June 30, 2020	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$128,298	$350	$-	$-	$-	$128,648
Lease rental income - managed fleet	-	16,126	-	-	-	16,126
Lease rental income	$128,298	$16,476	$-	$-	$-	$144,774
Management fees - non-leasing from external customers	$98	$(565)	$1,011	$-	$-	$544
Inter-segment management fees	$-	$12,152	$2,687	$-	$(14,839)	$-
Trading container margin	$-	$-	$571	$-	$-	$571
Gain on sale of owned fleet containers, net	$5,640	$-	$-	$-	$-	$5,640
Depreciation expense	$65,553	$169	$-	$-	$(1,874)	$63,848
Container lessee default recovery, net	$1,671	$-	$-	$-	$-	$1,671
Interest expense	$29,898	$124	$-	$-	$-	$30,022
Realized loss on derivative instruments, net	$3,267	$-	$-	$-	$-	$3,267
Unrealized gain on derivative instruments, net	$1,342	$-	$-	$-	$-	$1,342
Segment income (loss) before income tax and noncontrolling interests	$10,976	$4,320	$3,390	$(927)	$(388)	$17,371
Total assets	$5,068,020	$173,054	$12,759	$10,921	$(101,542)	$5,163,212
Purchase of containers and fixed assets	$173,160	$(106)	$-	$-	$-	$173,054
Payments on container leaseback financing receivable	$9,919	$-	$-	$-	$-	$9,919

	Container	Container	Container
Six Months Ended June 30, 2020	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$258,148	$572	$-	$-	$-	$258,720
Lease rental income - managed fleet	-	31,532	-	-	-	31,532
Lease rental income	$258,148	$32,104	$-	$-	$-	$290,252
Management fees - non-leasing from external customers	$196	$(10)	$1,842	$-	$-	$2,028
Inter-segment management fees	$-	$21,897	$5,108	$-	$(27,005)	$-
Trading container margin	$-	$-	$1,220	$-	$-	$1,220
Gain on sale of owned fleet containers, net	$11,434	$-	$-	$-	$-	$11,434
Depreciation expense	$133,909	$510	$-	$-	$(3,737)	$130,682
Container lessee default recovery, net	$1,683	$-	$-	$-	$-	$1,683
Interest expense	$65,854	$280	$-	$-	$-	$66,134
Realized loss on derivative instruments, net	$4,793	$-	$-	$-	$-	$4,793
Unrealized loss on derivative instruments, net	$13,595	$-	$-	$-	$-	$13,595
Segment (loss) income before income tax and noncontrolling interests	$(1,075)	$6,930	$6,148	$(1,989)	$1,416	$11,430
Total assets	$5,068,020	$173,054	$12,759	$10,921	$(101,542)	$5,163,212
Purchase of containers and fixed assets	$180,117	$86	$-	$-	$-	$180,203
Payments on container leaseback financing receivable	$9,919	$-	$-	$-	$-	$9,919
(1)

Container Ownership segment income (loss) before income tax and noncontrolling interests includes unrealized gain (loss) on derivative instruments, net of $1,342 and $(13,595) for the three and six months ended June 30, 2020, respectively, and write-off of unamortized deferred debt issuance costs of $0 and $122 for the three and six months ended June 30, 2020, respectively.

	Container	Container	Container
Three Months Ended June 30, 2019	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$130,128	$311	$-	$-	$-	$130,439
Lease rental income - managed fleet	-	25,804	-	-	-	25,804
Lease rental income	$130,128	$26,115	$-	$-	$-	$156,243
Management fees - non-leasing from external customers	$52	$413	$1,475	$-	$-	$1,940
Inter-segment management fees	$-	$15,494	$2,994	$-	$(18,488)	$-
Trading container margin	$-	$-	$2,224	$-	$-	$2,224
Gain on sale of owned fleet containers, net	$5,404	$-	$-	$-	$-	$5,404
Depreciation expense	$65,784	$202	$-	$-	$(1,851)	$64,135
Container lessee default expense, net	$8,555	$-	$-	$-	$-	$8,555
Interest expense	$38,134	$79	$-	$-	$-	$38,213
Realized gain on derivative instruments, net	$1,095	$-	$-	$-	$-	$1,095
Unrealized loss on derivative instruments, net	$10,099	$-	$-	$-	$-	$10,099
Segment (loss) income before income tax and noncontrolling interests	$(11,748)	$10,196	$5,551	$(959)	$(3,610)	$(570)
Total assets	$5,027,668	$186,708	$34,085	$10,978	$(85,791)	$5,173,648
Purchase of containers and fixed assets	$210,086	$11,870	$-	$-	$-	$221,956
Payments on container leaseback financing receivable	$229,112	$-	$-	$-	$-	$229,112

	Container	Container	Container
Six Months Ended June 30, 2019	Ownership	Management	Resale	Other	Eliminations	Totals
Lease rental income - owned fleet	$259,315	$685	$-	$-	$-	$260,000
Lease rental income - managed fleet	-	52,357	-	-	-	52,357
Lease rental income	$259,315	$53,042	$-	$-	$-	$312,357
Management fees - non-leasing from external customers	$104	$1,391	$2,746	$-	$-	$4,241
Inter-segment management fees	$-	$27,985	$5,521	$-	$(33,506)	$-
Trading container margin	$-	$-	$4,204	$-	$-	$4,204
Gain on sale of owned fleet containers, net	$12,171	$-	$-	$-	$-	$12,171
Depreciation expense	$129,852	$374	$-	$-	$(3,627)	$126,599
Container lessee default expense, net	$7,902					$7,902
Interest expense	$75,650	$79	$-	$-	$-	$75,729
Realized gain on derivative instruments, net	$2,539	$-	$-	$-	$-	$2,539
Unrealized loss on derivative instruments, net	$15,837	$-	$-	$-	$-	$15,837
Segment (loss) income before income tax and noncontrolling interests	$(4,411)	$17,058	$10,126	$(1,880)	$(3,935)	$16,958
Total assets	$5,027,668	$186,708	$34,085	$10,978	$(85,791)	$5,173,648
Purchase of containers and fixed assets	$379,903	$11,943	$-	$-	$-	$391,846
Payments on container leaseback financing receivable	$229,112	$-	$-	$-	$-	$229,112

(1)    Container Ownership segment (loss) income before income tax and noncontrolling interests includes unrealized loss on derivative instruments, net of $10,099 and $15,837 for the three and six months ended June 30, 2019, respectively.

(2)

Certain amounts for trading containers rental revenue for the three and six months ended June 30, 2019 have been reclassified out of the line item “trading container margin” and included within “lease rental income - owned fleet” to appropriately reflect the nature of the revenue.

General and administrative expenses are allocated to the reportable business segments based on direct overhead costs incurred by those segments. Amounts reported in the “Other” column represent activity unrelated to the active reportable business segments. Amounts reported in the “Eliminations” column represent inter-segment management fees between the Container Management and Container Resale segments and the Container Ownership segment.

Geographic Segment Information

Substantially all of the Company’s leasing related revenue is denominated in U.S. dollars. As all of the Company’s containers are used internationally, where no single container is domiciled in one particular place for a prolonged period of time, all of the Company’s long-lived assets are considered to be international with no single country of use.

The following table represents the geographic allocation of total fleet lease rental income and management fees from non-leasing services during the three and six months ended June 30, 2020 and 2019 based on customers’ and Container Investors’ primary domicile, respectively:

	Three Months Ended June 30,				Six Months Ended June 30,
	2020	Percent of Total	2019 (1)	Percent of Total	2020	Percent of Total	2019 (1)	Percent of Total
Lease rental income:
Asia	$72,599	50.1%	$84,065	53.8%	$145,394	50.1%	$167,896	53.7%
Europe	63,532	43.9%	63,899	40.9%	128,259	44.2%	126,152	40.4%
North / South America	7,975	5.5%	7,548	4.8%	15,293	5.3%	16,842	5.4%
All other international	668	0.5%	731	0.5%	1,306	0.4%	1,467	0.5%
	$144,774	100.0%	$156,243	100.0%	$290,252	100.0%	$312,357	100.0%
Management fees, non-leasing:
Europe	$457	84.0%	$624	32.2%	$903	44.6%	$1,200	28.3%
Bermuda	100	18.4%	1,201	61.9%	1,081	53.3%	2,487	58.6%
Asia	0	—	4	0.2%	3	0.1%	7	0.2%
North / South America	(5)	(0.9)%	(1)	(0.1)%	(2)	(0.1)%	339	8.0%
All other international	(8)	(1.5)%	112	5.8%	43	2.1%	208	4.9%
	$544	100.0%	$1,940	100.0%	$2,028	100.0%	$4,241	100.0%

(1)    Certain amounts for trading containers rental revenue for the three and six months ended June 30, 2019 have been reclassified out of the line item “trading container margin” and included within “lease rental income - owned fleet” to appropriately reflect the nature of the revenue.

The following table represents the geographic allocation of trading container sales proceeds and gain on sale of owned fleet containers, net during the three and six months ended June 30, 2020 and 2019 based on the location of sale:

	Three Months Ended June 30,				Six Months Ended June 30,
	2020	Percent of Total	2019 (1)	Percent of Total	2020	Percent of Total	2019 (1)	Percent of Total
Trading container sales proceeds:
Asia	$4,195	56.5%	$7,743	53.7%	$9,973	58.6%	$16,106	59.4%
North / South America	2,636	35.5%	3,262	22.7%	5,357	31.5%	6,136	22.6%
Europe	593	8.0%	3,324	23.1%	1,673	9.8%	4,789	17.7%
All other international	3	0.0%	65	0.5%	9	0.1%	75	0.3%
	$7,427	100.0%	$14,394	100.0%	$17,012	100.0%	$27,106	100.0%
Gain on sale of owned fleet containers, net:
Asia	$3,844	68.1%	$2,881	53.3%	$6,290	55.0%	$5,335	43.8%
North / South America	1,929	34.2%	450	8.3%	3,030	26.5%	2,551	21.0%
Europe	1,177	20.9%	1,887	34.9%	2,221	19.4%	4,131	33.9%
All other international	(1,310)	(23.2)%	186	3.5%	(107)	(0.9)%	154	1.3%
	$5,640	100.0%	$5,404	100.0%	$11,434	100.0%	$12,171	100.0%

(1)    Certain amounts for trading containers rental revenue for the three and six months ended June 30, 2019 have been reclassified out of the line item “trading container margin” and included within “lease rental income - owned fleet” to appropriately reflect the nature of the revenue.